UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [x]; Amendment Number:  1
     This Amendment (Check only one.):         [x] is a restatement
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       American Assets Investment Management, LLC
Address:    1145 El Camino Real, Suite 200
            San Diego, CA 92130

Form 13F File Number:  028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ernest S. Rady
          Chief Investment Officer
Phone:    858.350.2600

Signature, Place, and Date of Signing:

/s/Ernest S. Rady              San Diego               January 31, 2012


Report Type (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     95

Form 13F Information Table Value Total:     $140,880 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

	FORM 13F INFORMATION TABLE
                                                              VAL     SHRS/    SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN    MNGRS     SOLE    SHRD    NONE

3M CO	                            Com	           88579Y101    245    3,000 	     Sole       N/A	   All
ABBOTT LABS COM	                    Com	           002824100  2,671   47,500 	     Sole       N/A	   All
ALCOA INC	                    Com	           013817101    173   20,000 	     Sole       N/A	   All
ALEXANDRIA REAL ESTATE              Com	           015271109    290    4,200 	     Sole       N/A	   All
ALKERMES PLC SHS                    Com	           G01767105    642   37,000 	     Sole       N/A	   All
AMERICAN ASSETS TR INC              Com	           024013104    410   20,000 	     Sole       N/A	   All
AMERICAN CAMPUS COMMUNITIES	    Com	           024835100    295    7,041 	     Sole	N/A	   All
AMERICAN ELEC PWR INC	            Com	           025537101  2,066   50,000 	     Sole	N/A	   All
AMERICAN TOWER CORP	            Com	           029912201    234    3,900 	     Sole	N/A	   All
AMERISOURCEBERGEN CORP	            Com	           03073E105    602   16,200 	     Sole	N/A	   All
APACHE CORP	                    Com	           037411105    634    7,000 	     Sole	N/A	   All
APPLE COMPUTER INC	            Com	           037833100  3,321    8,200 	     Sole	N/A	   All
BANCO SANTANDER CENT HISPANO ADR    Com	           05964H105    852  113,300 	     Sole	N/A	   All
BANK AMER CORP	                    Com	           060505104  1,585  285,000 	     Sole	N/A	   All
BAXTER INTL INC	                    Com	           071813109  2,251   45,500 	     Sole	N/A	   All
BIOMED REALTY TRUST	            Com	           09063H107    188   10,400 	     Sole	N/A	   All
BK NEW YORK MELLON CORP 	    Com	           064058100  1,109   55,700 	     Sole	N/A	   All
BP PLC ADR	                    Com	           055622104  8,928  208,900 	     Sole	N/A	   All
BUCKEYE PARTNERS L P	            Com	           118230101    704   11,000 	     Sole	N/A	   All
CADIZ INC NEW	                    Com	           127537207    266   27,575 	     Sole	N/A	   All
CAPITAL ONE FINANCIAL	            Com	           14040H105  1,252   29,600 	     Sole	N/A	   All
CAPITAL ONE FINL CORP       	    Com	           14040H139    147   10,000 	     Sole	N/A	   All
CARDINAL HEALTH INC COM	            Com	           14149Y108  1,173   28,891 	     Sole	N/A	   All
CAREFUSION CORP COM	            Com	           14170T101    596   23,445 	     Sole	N/A	   All
CHESAPEAKE ENERGY CORP	            Com	           165167107    568   25,500 	     Sole	N/A	   All
CHEVRON CORP. COMMON STOCK	    Com	           166764100  6,639   62,400 	     Sole	N/A	   All
CISCO SYS INC	                    Com	           17275R102  2,622  145,000 	     Sole	N/A	   All
CITIGROUP INC 	                    Com	           172967424    389   14,800 	     Sole	N/A	   All
COCA-COLA CO	                    Com	           191216100  2,099   30,000 	     Sole	N/A	   All
CONOCOPHILLIPS	                    Com	           20825C104    583    8,000 	     Sole	N/A	   All
COVIDIEN PLC	                    Com	           G2554F113  1,890   42,000 	     Sole	N/A	   All
DUKE ENERGY CORP COM	            Com	           26441C105  1,100   50,000 	     Sole	N/A	   All
EDUCATION REALTY TRUST	            Com	           28140H104    199   19,500 	     Sole	N/A	   All
EL PASO PIPELINE PARTNERS L P	    Com	           283702108    727   21,000 	     Sole	N/A	   All
ENBRIDGE ENERGY PARTNERS L P	    Com	           29250R106    730   22,000 	     Sole	N/A	   All
EQUITY LIFESTYLE PROPERTIES INC	    Com	           29472R108    200    3,000 	     Sole	N/A	   All
EXCEL TR INC COM	            Com	           30068C109    720   60,000 	     Sole	N/A	   All
EXPRESS SCRIPTS INC CL A	    Com	           302182100    626   14,000 	     Sole	N/A	   All
EXXON MOBIL CORP	            Com	           30231G102  2,119   25,000 	     Sole	N/A	   All
FREEPORT-MCMORAN COPPER & GOLD CL   Com	           35671D857  1,656   45,000 	     Sole	N/A	   All
GENERAL ELEC CO	                    Com	           369604103  5,837  325,901 	     Sole	N/A	   All
GOLDMAN SACHS GROUP INC	            Com	           38141G104    959   10,600 	     Sole	N/A	   All
GOOGLE INC-CL A	                    Com	           38259P508  2,971    4,600 	     Sole	N/A	   All
HARTFORD FINL SVCS GROUP INC	    Com	           416515104    658   40,500 	     Sole	N/A	   All
HARTFORD FINL WTS EXP        	    Com	           416515120     91   10,000 	     Sole	N/A	   All
HEALTH CARE REIT INC	            Com	           42217K106    218    4,000 	     Sole	N/A	   All
HEWLETT PACKARD CO	            Com	           428236103    670   26,000 	     Sole	N/A	   All
HOSPIRA INC 	                    Com	           441060100    456   15,000 	     Sole	N/A	   All
HOST HOTELS & RESORTS INC	    Com	           44107P104    447   30,297 	     Sole	N/A	   All
INTEL CORP	                    Com	           458140100  2,498  103,000 	     Sole	N/A	   All
INTERNATIONAL BUSINESS MACHS CORP   Com	           459200101  2,207   12,000 	     Sole	N/A	   All
JOHNSON & JOHNSON	            Com	           478160104  2,099   32,000 	     Sole	N/A	   All
JPMORGAN CHASE & CO	            Com	           46625H100  1,164   35,000 	     Sole	N/A	   All
JPMORGAN CHASE & CO WTS     	    Com	           46634E114    204   24,000 	     Sole	N/A	   All
KROGER CO	                    Com	           501044101    242   10,000 	     Sole	N/A	   All
MACERICH CO	                    Com	           554382101  5,522  109,126 	     Sole	N/A	   All
MARATHON OIL CORP	            Com	           565849106    293   10,000 	     Sole	N/A	   All
MCKESSON CORP 	                    Com	           58155Q103  1,247   16,000 	     Sole	N/A	   All
MERCK & CO 	                    Com	           58933Y105  2,187   58,000 	     Sole	N/A	   All
METLIFE INC 	                    Com	           59156R108  1,403   45,000 	     Sole	N/A	   All
MICROSOFT CORP	                    Com	           594918104  1,635   63,000 	     Sole	N/A	   All
MORGAN STANLEY	                    Com	           617446448    356   23,500 	     Sole	N/A	   All
MOSAIC CO NEW COM	            Com	           61945C103    252    5,000 	     Sole	N/A	   All
MYLAN LABS INC	                    Com	           628530107    363   16,900 	     Sole	N/A	   All
NEWCASTLE INVESTMENT CORP	    Com	           65105M108    186   40,000 	     Sole	N/A	   All
NORTHSTAR REALTY FINANCE CORP	    Com	           66704R100    312   65,400 	     Sole	N/A	   All
NOVARTIS AG SPNSRD ADR	            Com	           66987V109    732   12,800 	     Sole	N/A	   All
NV ENERGY INC COM	            Com	           67073Y106    327   20,000 	     Sole	N/A	   All
ORACLE CORP	                    Com	           68389X105  1,719   67,000 	     Sole	N/A	   All
OVERSEAS SHIPHOLDING GROUP INC	    Com	           690368105    885   81,000 	     Sole	N/A	   All
PEPSICO INC	                    Com	           713448108  2,057   31,000 	     Sole	N/A	   All
PFIZER INC	                    Com	           717081103  2,413  111,500 	     Sole	N/A	   All
PG & E CORP	                    Com	           69331C108  1,195   29,000 	     Sole	N/A	   All
PINNACLE WEST CAP CORP	            Com	           723484101  2,168   45,000 	     Sole	N/A	   All
PNC FINL SVCS GROUP INC     	    Com	           693475121    236   20,000 	     Sole	N/A	   All
PPL CORP	                    Com	           69351T106  1,177   40,000 	     Sole	N/A	   All
PRUDENTIAL FINL INC                 Com	           744320102    551   11,000 	     Sole	N/A	   All
QUALCOMM INC	                    Com	           747525103  1,039   19,000 	     Sole	N/A	   All
ROYAL DUTCH SHELL PLC-ADR A	    Com	           780259206  3,655   50,000 	     Sole	N/A	   All
SCHLUMBERGER LTD	            Com	           806857108    931   13,622 	     Sole	N/A	   All
SOUTHERN CO	                    Com	           842587107    694   15,000 	     Sole	N/A	   All
STRAGEGIC HOTELS & RESORTS	    Com	           86272T106    235   43,700 	     Sole	N/A	   All
STARWOOD HOTELS & RESORTS WORLDWIDE Com	           85590A401  1,787   37,250 	     Sole	N/A	   All
SUN COMMUNITIES	                    Com	           866674104    221    6,050 	     Sole	N/A	   All
TANGER FACTORY OUTLET CENTER	    Com	           875465106    205    7,000 	     Sole	N/A	   All
TAUBMAN CENTERS INC	            Com	           876664103    230    3,700 	     Sole	N/A	   All
TELEFONICA S A SPON ADR	            Com	           879382208    688   40,000 	     Sole	N/A	   All
TEVA PHARMACEUTICAL SPNSRD ADR	    Com	           881624209  1,211   30,000 	     Sole	N/A	   All
VEOLIA ENVIRONNEMENT-ADR	    Com	           92334N103    276   25,000 	     Sole	N/A	   All
VODAFONE GROUP SPON ADR	            Com	           92857W209    505   18,000 	     Sole	N/A	   All
WALGREEN CO	                    Com	           931422109    926   28,000 	     Sole	N/A	   All
WELLS FARGO & CO 	            Com	           949746101 24,726  897,162 	     Sole	N/A	   All
APACHE CO                           PFD	           037411808    543   10,000 	     Sole	N/A	   All
HARTFORD FINL CONV                  PFD	           416515708  1,296   69,000 	     Sole	N/A	   All
METLIFE CONV                        PFD	           59156R116    278    4,500 	     Sole	N/A	   All